Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule Of Share-Based Compensation Expense Included In Statements Of Operations
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Research and development expenses	$-	$50	$5	$115
Selling, general and administrative expenses	48	298	110	596
Total share-based compensation expense	$48	$348	$115	$711

	2018	2017
Research and development expense	$169	$564
Selling, general, and administrative expense	831	1,600
Restructuring expense	50	-
Total share-based compensation expense	$1,050	$2,164

Restricted Stock Award And Restricted Stock Unit [Member]
Summary Of Restricted Stock Activity

	Non-vested Shares
	Shares	Weighted-Average Grant Date Fair Value
Non-vested at beginning of year	521	$1.98
Granted	221	0.37
Vested	(629)	1.42
Forfeited	(99)	1.94
Non-vested at end of year	14	$1.98

Employee Stock Option [Member]
Summary Of Options Activity

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value ($)
Outstanding at beginning of year	1,007	$10.82
Granted	507	0.60
Exercised	-	-
Forfeited	(42)	1.59
Expired	(244)	9.96
Outstanding at end of year	1,228	7.09	4.66	years	$-
Vested and expected to vest at end of year	849	$9.98	3.73	years	$-

Summary Of Valuation Assumptions

	Year ended December 31,
	2018	2017
Expected option term [1]	5 to 6 years	4 to 6 years
Expected volatility factor [2]	68.8% to 93.6%	98.0% to 100.8%
Risk-free interest rate [3]	2.6% to 3.0%	1.7% to 2.2%
Expected annual dividend yield	0%	0%

[1] The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding.  For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes.  For consultants, the expected term was determined based on the contractual life of the award.

[2] The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.

[3] The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date.

Summary Of Options And Warrants By Exercise Price Range

	Options Outstanding			Options Vested
Range of Exercise Prices	Number Outstanding at December 31, 2018	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Number Exercisable at December 31, 2018	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life
$0.60 - $1.23	502	$0.60	6.71	127	$0.61	6.65
$1.80 - $13.20	459	2.43	4.65	455	2.43	4.64
$13.80 - $22.60	28	14.05	2.48	28	14.05	2.48
$23.80 - $38.80	230	28.25	0.55	230	28.25	0.55
$45.10 - $45.10	9	45.10	1.96	9	45.10	1.96
	1,228	$7.09	4.66	849	$9.98	3.73